Trade payables and others (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and others

(in thousands of euro)	June 30, 2025	December 31, 2024

Suppliers (excluding payables related to capital expenditures) (1)	4,551	7,923
Tax and employee-related payables	6,593	6,962
Other payables (2)	897	1,122
Trade payables and others (excluding payables related to capital expenditures)	12,041	16,007
Payables related to capital expenditures	—	—
Payables and others	12,041	16,007

(1) At December 31, 2024, trade payables include annual billings not present at June 30, 2025.
(2) As of June 30, 2025 and June 30, 2024, this amount includes mainly the liability related to the payment of the guarantee fees on the two State Guaranteed Loans obtained from Société Générale and BNP Paribas in 2021 for €677 and €812 thousand (see note 9).